28) Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Composition Of Goodwill By Segment [Abstract]
Banking	R$ 6,601,162	R$ 4,835,519
Insurance	492,382	492,382
Total	R$ 7,093,544	R$ 5,327,901